UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

803 W. Michigan Street

Milwaukee, WI 53233
(Address of principal executive offices) (Zip code)

Constance Dye Shannon

UMB Fund Services, Inc.

803 W. Michigan Street

Milwaukee, WI 53233
(Name and address of agent for service)

(414) 299-2295

Registrant's telephone number, including area code

Date of fiscal year end: August 31

Date of reporting period: February 29, 2012

Item 1. Report to Stockholders.

The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

GaveKal Platform Company Fund

Semi-Annual Report

February 29, 2012

www.GaveKalFunds.com

GaveKal Platform Company Fund

a series of the Investment Managers Series Trust

Table of Contents

Schedule of Investments	1
Statement of Assets and Liabilities	5
Statement of Operations	6
Statements of Changes in Net Assets	7
Financial Highlights	8
Notes to Financial Statements	10
Expense Example	17

This report and the financial statements contained herein are provided for the general information of the shareholders of the GaveKal Platform Company Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus.

GaveKal Platform Company Fund

SCHEDULE OF INVESTMENTS

As of February 29, 2012 (Unaudited)

Number of Shares		Value
	Common Stocks – 78.7%
	Consumer Discretionary – 11.8%
20,190	Comcast Corp. - Class A	$593,182
10,640	DIRECTV - Class A*	492,845
20,150	Garmin Ltd.	950,878
32,930	International Game Technology	494,609
27,350	Mattel, Inc.	887,234
8,310	NIKE, Inc. - Cl. B	896,815
15,360	Time Warner, Inc.	571,546
32,470	Urban Outfitters, Inc.*	921,823
		5,808,932
	Consumer Staples – 18.8%
44,100	Ajinomoto Co., Inc.	519,334
23,410	Asahi Group Holdings Ltd.	512,844
17,830	Beam, Inc.	982,076
12,030	Brown-Forman Corp. - Class B	982,249
7,770	Clorox Co.	525,330
7,772	Coca-Cola Co.	542,952
30,910	Coca-Cola West Co., Ltd.	526,502
22,480	Diageo PLC	537,699
13,510	FamilyMart Co., Ltd.	527,049
8,500	JM Smucker Co.	640,220
27,980	Kroger Co.	665,644
8,600	Lawson, Inc.	506,188
10,590	McCormick & Co., Inc.	534,265
10,290	Procter & Gamble Co.	694,781
18,980	Seven & I Holdings Co., Ltd.	524,304
		9,221,437

	Financials – 0.9%
16,900	NASDAQ OMX Group, Inc.*	445,146

	Health Care – 18.3%
12,890	Abbott Laboratories	729,703
12,820	Astellas Pharma, Inc.	526,599
6,880	Becton, Dickinson and Co.	524,394
16,674	Bristol-Myers Squibb Co.	536,403
5,580	C.R. Bard, Inc.	522,400
28,450	Daiichi Sankyo Co., Ltd.	523,079
14,360	Gilead Sciences, Inc.*	653,380
7,270	Henry Schein, Inc.*	538,125
11,720	Hisamitsu Pharmaceutical Co., Inc.	527,880
10,280	Johnson & Johnson	669,022
9,400	Ono Pharmaceutical Co., Ltd.	514,486
31,470	Pfizer, Inc.	664,017
1

GaveKal Platform Company Fund

SCHEDULE OF INVESTMENTS - Continued

As of February 29, 2012 (Unaudited)

Number of Shares		Value
	Common Stocks (Continued)
	Health Care (Continued)
9,370	Quest Diagnostics, Inc.	$543,928
14,770	Shire PLC	515,122
5,954	Taisho Pharmaceutical Holdings Co., Ltd.*	476,818
12,130	Takeda Pharmaceutical Co., Ltd.	547,369
		9,012,725

	Industrials – 4.8%
81,800	Delta Air Lines, Inc.*	802,458
10,190	Lockheed Martin Corp.	900,898
8,040	United Technologies Corp.	674,315
		2,377,671

	Information Technology – 22.2%
18,570	Analog Devices, Inc.	728,130
26,940	CA, Inc.	728,188
26,270	EMC Corp.*	727,416
1,190	Google, Inc. - Class A*	735,717
26,980	Intel Corp.	725,222
14,980	KLA-Tencor Corp.	725,032
25,940	Maxim Integrated Products, Inc.	723,467
19,990	Microchip Technology, Inc.	721,039
27,960	Nuance Communications, Inc.*	724,723
25,010	Oracle Corp.	732,043
11,730	QUALCOMM, Inc.	729,371
41,020	Symantec Corp.*	731,797
23,850	Synopsys, Inc.*	726,710
21,800	Texas Instruments, Inc.	727,030
19,630	Xilinx, Inc.	724,936
		10,910,821

	Materials – 0.9%
6,250	Sigma-Aldrich Corp.	448,688

	Telecommunication Services – 1.0%
285	NTT DoCoMo, Inc.	486,133

	Total Common Stocks (Cost $36,030,567)	38,711,553

Principal Amount
	Short-Term Investments – 12.3%
$6,032,909	UMB Money Market Fiduciary, 0.01%1	6,032,909

	Total Short-Term Investments (Cost $6,032,909)	6,032,909
2

GaveKal Platform Company Fund

SCHEDULE OF INVESTMENTS - Continued

As of February 29, 2012 (Unaudited)

Total Investments – 91.0% (Cost $42,063,476)	$44,744,462
Other Assets in Excess of Liabilities – 9.0%	4,411,083
Total Net Assets – 100.0%	$49,155,545

PLC – Public Limited Company

* Non-income producing security.

1 The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

3

GaveKal Platform Company Fund

SUMMARY OF INVESTMENTS

As of February 29, 2012 (Unaudited)

Security Type/Country	Percent of Total Net Assets
Common Stocks
United States	61.0%
Japan	13.7%
Switzerland	1.9%
United Kingdom	1.1%
Ireland	1.0%
Total Common Stocks	78.7%
Short-Term Investments	12.3%
Total Investments	91.0%
Other Assets in Excess of Liabilities	9.0%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

4

GaveKal Platform Company Fund

STATEMENT OF ASSETS AND LIABILITIES

As of February 29, 2012 (Unaudited)

Assets:
Investments in securities, at value (cost $42,063,476)	$44,744,462
Receivables:
Investment securities sold	4,999,891
Fund shares sold	446,091
Dividends and interest	129,628
Redemption fee	105
Prepaid expenses	23,742
Total assets	50,343,919

Liabilities:
Payables:
Investment securities purchased	1,128,102
Fund shares redeemed	10,549
Due to Advisor	20,823
Transfer agent fees	8,401
Fund accounting fees	6,565
Administration fees	4,690
Custody fees	2,636
Distribution Plan - Advisor Class (Note 6)	1,437
Chief Compliance Officer fees	827
Accrued other expenses	4,344
Total liabilities	1,188,374

Net Assets	$49,155,545

Components of Net Assets:
Capital (par value of $0.01 per share with an unlimited number of shares authorized)	$46,597,791
Accumulated net investment income	65,566
Accumulated net realized loss on investments and foreign currency	(188,488)
Net unrealized appreciation (depreciation) on:
Investments	2,680,986
Foreign currency translations	(310)
Net Assets	$49,155,545

Advisor Class Shares:
Net assets applicable to shares outstanding	$8,309,865
Shares outstanding	728,342
Net asset value, offering and redemption price per share	$11.41

Institutional Class Shares:
Net assets applicable to shares outstanding	$40,845,680
Shares outstanding	3,562,741
Net asset value, offering and redemption price per share	$11.46

See accompanying Notes to Financial Statements.

5

GaveKal Platform Company Fund

STATEMENT OF OPERATIONS

For the Six Month Ended February 29, 2012 (Unaudited)

Investment Income:
Dividends (net of foreign withholding taxes of $4,570)	$227,407
Interest	188
Total investment income	227,595

Expenses:
Advisory fees	97,325
Transfer agent fees	29,655
Fund accounting fees	23,494
Administration fees	21,033
Registration fees	17,849
Custody fees	7,978
Audit fees	7,480
Distribution fees - Advisor Class (Note 6)	5,872
Chief compliance officer fees	4,488
Legal fees	3,735
Shareholder reporting fees	3,239
Offering cost	2,762
Trustees' fees and expenses	2,594
Miscellaneous	2,197
Insurance fees	359

Total expenses	230,060
Advisory fees waived	(88,984)
Net expenses	141,076
Net investment income	86,519

Realized and Unrealized Gain (Loss) on Investments and Foreign Currency:
Net realized loss on:
Investments	(164,336)
Foreign currency transactions	(430)
Net realized loss	(164,766)
Net change in unrealized appreciation/depreciation on:
Investments	2,676,776
Foreign currency translations	(394)
Net change in unrealized appreciation/depreciation	2,676,382
Net realized and unrealized gain on investments and foreign currency	2,511,616

Net Increase in Net Assets from Operations	$2,598,135

See accompanying Notes to Financial Statements.

6

GaveKal Platform Company Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six
	Months Ended	For the Period
	February 29, 2012	September 30, 2010*
	(Unaudited)	to August 31, 2011
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$86,519	$(8,434)
Net realized loss on investments and foreign currency	(164,766)	(25,654)
Net change in unrealized appreciation/depreciation on investments
and foreign currency	2,676,382	4,294
Net increase (decrease) in net assets resulting from operations	2,598,135	(29,794)

Distributions to Shareholders:
From net investment income
Advisor Class	-	-
Institutional Class	(11,061)	-
Total distributions	(11,061)	-

Capital Transactions:
Net proceeds from shares sold:
Advisor Class	5,283,455	3,637,160
Institutional Class	36,495,128	4,052,343
Reinvestment of distributions:
Advisor Class	-	-
Institutional Class	9,115	-
Cost of shares redeemed:
Advisor Class[1]	(1,014,957)	(117,249)
Institutional Class[2]	(1,646,091)	(100,639)
Net increase from capital transactions	39,126,650	7,471,615

Total increase in net assets	41,713,724	7,441,821

Net Assets:
Beginning of period	7,441,821	-
End of period	$49,155,545	$7,441,821

Accumulated net investment income (loss)	$65,566	$(9,892)

Capital Share Transactions:
Net proceeds from shares sold:
Advisor Class	481,581	353,558
Institutional Class	3,334,504	395,841
Reinvestment of distributions:
Advisor Class	-	-
Institutional Class	851	-
Cost of shares redeemed:
Advisor Class	(95,162)	(11,635)
Institutional Class	(158,451)	(10,004)
Net increase from capital share transactions	3,563,323	727,760

*	Commencement of operations.
[1]	Net of redemption fee proceeds of $128 and $215, respectively.
[2]	Net of redemption fee proceeds of $29,948 and $1, respectively.

See accompanying Notes to Financial Statements.

7

GaveKal Platform Company Fund
FINANCIAL HIGHLIGHTS
Advisor Class

Per share operating performance.
For a capital share outstanding throughout each period.

	For the Six
	Months Ended	For the Period
	February 29, 2012	September 30, 2010*
	(Unaudited)	to August 31, 2011
Net asset value, beginning of period	$10.21	$10.00
Income from Investment Operations:
Net investment income (loss)	0.031	(0.06	) [1]
Net realized and unrealized gain on investments	1.17	0.27
Total from investment operations	1.20	0.21

Redemption fee proceeds	- [2]	-	[2]

Net asset value, end of period	$11.41	$10.21

Total return	11.75%[3]	2.10%[3]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$8,310	$3,492

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	2.32%[4]	13.39%[4]
After fees waived and expenses absorbed	1.50%[4]	1.50%[4]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(0.22)%[4]	(12.50)%[4]
After fees waived and expenses absorbed	0.60%[4]	(0.61)%[4]
Portfolio turnover rate	38%[3]	42%[3]

*	Commencement of operations.
[1]	Based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Not annualized.
[4]	Annualized.

See accompanying Notes to Financial Statements.

8

GaveKal Platform Company Fund
FINANCIAL HIGHLIGHTS
Institutional Class

Per share operating performance.
For a capital share outstanding throughout each period.

	For the Six
	Months Ended	For the Period
	February 29, 2012	September 30, 2010*
	(Unaudited)	to August 31, 2011
Net asset value, beginning of period	$10.24	$10.00
Income from Investment Operations:
Net investment income (loss)	0.05 [1]	(0.02)[1]
Net realized and unrealized gain on investments	1.14	0.26
Total from investment operations	1.19	0.24

Less Distributions:
From net investment income	(0.01)	-

Redemption fee proceeds	0.041	- [2]

Net asset value, end of period	$11.46	$10.24

Total return	11.99%[3]	2.40%[3]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$40,846	$3,950

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	2.07%[4]	13.14%[4]
After fees waived and expenses absorbed	1.25%[4]	1.25%[4]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	0.03%[4]	(12.14)%[4]
After fees waived and expenses absorbed	0.85%[4]	(0.25)%[4]
Portfolio turnover rate	38%[3]	42%[3]

*	Commencement of operations.
[1]	Based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Not annualized.
[4]	Annualized.

See accompanying Notes to Financial Statements.

9

GaveKal Platform Company Fund

NOTES TO FINANCIAL STATEMENTS

February 29, 2012 (Unaudited)

Note 1 – Organization

GaveKal Platform Company Fund (the ‘‘Fund’’) was organized as a diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s primary investment objective is to provide long-term capital growth. The Fund commenced investment operations on September 30, 2010, with two classes of shares, Advisor Class and Institutional Class.

Note 2 –Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments

The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Debt securities are valued at the mean between the last available bid and asked prices for such securities, or if such prices are not available, at prices for securities of comparable maturity, quality and type. All other types of securities, including restricted securities and securities for which market quotations are not readily available, are valued at fair value as determined in accordance with procedures established in good faith by the Board of Trustees. Short-term securities with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value.

Fair value pricing may be applied to non-U.S. securities. The trading hours for most non-U.S. securities end prior to the close of the NYSE, the time that the Fund’s net asset value per share (“NAV”) is calculated. The occurrence of certain events after the close of non-U.S. markets, but prior to the close of the NYSE (such as a significant surge or decline in the U.S. market) may result in an adjustment to the trading prices of non-U.S. securities when non-U.S. markets open on the following business day. If such events occur, the Fund may value non-U.S. securities at fair value, taking into account such events, when the NAV is calculated.

(b) Investment Transactions, Investment Income and Expenses

Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. Discounts or premiums on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method. Income and expenses of the Fund are allocated on a pro rata basis to each class of shares, except for distribution and service fees which are unique to each class of shares. Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of each fund except where allocation of direct expenses to each Fund or an alternative allocation method can be more appropriately made.

The Fund incurred offering costs of approximately $33,306, which were amortized over a one-year period from September 30, 2010 (commencement of operations).

10

GaveKal Platform Company Fund

NOTES TO FINANCIAL STATEMENTS - Continued

February 29, 2012 (Unaudited)

(c) Foreign Currency Translation

The Fund’s records are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the reporting period. The currencies are translated into U.S. dollars by using the exchange rates quoted at the close of the London Stock Exchange prior to when the Fund’s NAV is next determined. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

The Fund does not isolate that portion of its net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices. Such fluctuations are included with net realized and unrealized gain or loss from investments and foreign currency.

Net realized foreign currency transaction gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency translation gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

(d) Federal Income Taxes

The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gains to its shareholders. Therefore, no provision is made for federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Fund.

The Regulated Investment Company Modernization Act of 2010 (the "Act") was signed into law on December 22, 2010. The Act makes changes to a number of the federal income and excise tax provisions impacting regulated investment companies ("RICs"), including simplification provisions on asset diversification and qualifying income tests, provisions aimed at preserving the character of the distributions made by the RIC and coordination of the income and excise tax distribution requirements, and provisions for allowing unlimited years carryforward for capital losses. In general, the provisions of the Act will be effective for taxable years beginning after December 22, 2010, the date of enactment.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations.

The Income Tax Statement requires management of the Fund to analyze all open tax years, as defined by IRS stature of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the six months ended February 29, 2012, the Fund did not have a liability for any unrecognized tax benefits. The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

11

GaveKal Platform Company Fund

NOTES TO FINANCIAL STATEMENTS - Continued

February 29, 2012 (Unaudited)

(e) Distributions to Shareholders

The Fund declares and pays dividends at least annually from net investment income and from net realized gains, if any. Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles.

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes. Where appropriate, reclassifications between net asset accounts are made for such differences that are permanent in nature.

(f) Money Market Investments

The GaveKal Platform Company Fund invests a significant amount (12.3% as of February 29, 2012) in the UMB Money Market Fiduciary. The UMB Money Market Fiduciary acts as a bank deposit for the Fund, providing an interest bearing account for short-term investment purposes. This investment vehicle is not publically traded on open markets.

Note 3 – Investment Advisory and Other Agreements

The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement (the “Agreement”) with GaveKal Capital, LLC (the “Advisor”). Under the terms of the Agreement, the Fund pays a monthly investment advisory fee to the Advisor at the annual rate of 0.90% of the Fund’s average daily net assets. The Advisor has contractually agreed to waive its fee and, if necessary, to reimburse other operating expenses in order to limit total annual operating expenses to 1.50% and 1.25% of the Fund's average daily net assets for Advisor Class and Institutional Class, respectively, until December 31, 2012 (it will automatically renew for an additional one year period).

For the six months ended February 29, 2012, the Advisor waived its advisory fees totaling $88,984. The Advisor may recover from the Fund fees and expenses previously waived or reimbursed, if the Fund’s expense ratio, including the recovered expenses, falls below the expense limit in place at the time the expenses were incurred. The Advisor is permitted to seek reimbursement from the Fund for a period three fiscal years following the fiscal year in which such reimbursements occurred. At February 29, 2012, the amount of these potentially recoverable expenses was $319,543. The Advisor may recapture a portion of this amount no later than August 31, of the years stated below:

2014:	$ 230,559
2015:	88,984

Grand Distribution Services, LLC (“GDS”) serves as the Fund’s distributor; UMB Fund Services, Inc. (“UMBFS”), an affiliate of GDS, serves as the Fund’s fund accountant, transfer agent and co-administrator; and Mutual Fund Administration Corporation (“MFAC”) serves as the Fund’s other co-administrator. UMB Bank, n.a., an affiliate of UMBFS, serves as the Fund’s custodian.

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Fund does not compensate trustees and officers affiliated with the Fund’s co-administrators. For the six months ended February 29, 2012, the Fund’s allocated fees incurred to Trustees who are not affiliated with the Fund’s co-administrators are reported on the Statement of Operations.

12

GaveKal Platform Company Fund

NOTES TO FINANCIAL STATEMENTS - Continued

February 29, 2012 (Unaudited)

Cipperman & Co. provides Chief Compliance Officer (“CCO”) services to the Trust. The Fund’s allocated fees incurred for CCO services for the six months ended February 29, 2012, are reported on the Statement of Operations.

Note 4 – Federal Income Taxes

At February 29, 2012, gross unrealized appreciation and (depreciation) of investments and foreign currency owned by the Fund, based on cost for federal income tax purposes were as follows:

Cost of investments	$42,143,059

Gross unrealized appreciation	$2,927,505
Gross unrealized depreciation	(326,412)
Net unrealized appreciation on investments and foreign currency translations	$2,601,093

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

As of August 31, 2011, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed ordinary income	$5,669
Undistributed long-term capital gains	-
Tax accumulated earnings	5,669

Accumulated capital and other losses	(25,654)
Net unrealized depreciation on investments and foreign currency translations	(9,335)
Total accumulated deficit	$(29,320)

Losses incurred after October 31 (“post-October” losses) within the taxable year are deemed to arise on the first day of the Fund’s next taxable year. As of August 31, 2011, the Fund had $23,722 of post-October losses and $1,932 of post-October currency losses which are deferred until September 1, 2011 for tax purposes.

Note 5 - Investment Transactions

For the six months ended February 29, 2012, purchases and sales of investments, excluding short-term investments, were $39,309,396 and $7,079,238, respectively.

Note 6 - Distribution Plan

The Trust, on behalf of the Fund, has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act, which allows the Fund to pay distribution fees for the sale and distribution of its shares. With respect to the Advisor Class, the Plan provides for the payment of distribution fees at the annual rate of up to 0.25% of average daily net assets, payable to the Advisor as the distribution coordinator. The Institutional Class does not pay any distribution fees.

13

GaveKal Platform Company Fund

NOTES TO FINANCIAL STATEMENTS - Continued

February 29, 2012 (Unaudited)

For the six months ended February 29, 2012, distribution fees incurred with respect to Advisor Class shares are disclosed on the Statement of Operations.

Note 7 – Indemnifications

In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss to be remote.

Note 8 –Fair Value Measurements and Disclosure

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•	Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of February 29, 2012, in valuing the Fund’s assets carried at fair value:

14

GaveKal Platform Company Fund

NOTES TO FINANCIAL STATEMENTS - Continued

February 29, 2012 (Unaudited)

	Level 1	Level 2[1]	Level 3[2]	Total
Investments
Common Stocks
Consumer Discretionary	$5,808,932	$-	$-	$5,808,932
Consumer Staples	6,105,217	3,116,220	-	9,221,437
Financials	445,146	-	-	445,146
Health Care	5,858,190	3,154,535	-	9,012,725
Industrials	2,377,671	-	-	2,377,671
Information Technology	10,910,821	-	-	10,910,821
Materials	448,688	-	-	448,688
Telecommunication Services	-	486,133	-	486,133
Short-Term Investments	6,032,909	-	-	6,032,909
Total Investments	$37,987,574	$6,756,888	$-	$44,744,462

1 In accordance with procedures established by, and under the general supervision of, the Funds’ Board of Trustees, the values of certain equity securities listed or traded on foreign security exchanges may be adjusted due to changes in the value of U.S.-traded securities. In this circumstance, $6,756,888 of investment securities were classified as Level 2 instead of Level 1.

2 The Fund did not hold any Level 3 securities as of February 29, 2012.

There were no transfers between Levels as of the beginning and ending of the period.

Note 9 – Derivatives and Hedging Disclosures

Derivatives and Hedging requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effects on the Fund’s financial position, performance and cash flows.

The Fund’s policies permit the Fund to enter into forward contracts principally to hedge either specific transactions or portfolio positions in an attempt to minimize currency value fluctuations. Forward contracts involve an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days, agreed upon by the parties, from the date of the contract, at a price set at the time of the contract. The forward contracts were bought or sold to protect the Fund, to some degree, from a possible loss resulting from an adverse change in the relationship between foreign currencies and the United States dollar (“US$”). Although such contracts may minimize the risk of loss due to a decline in value of the hedged currency, the contracts may limit any potential gain that may result from currency increases.

The risks to the Fund of entering into forward contracts include currency risks, such as fluctuations in the value of foreign currencies and the performance of foreign currencies relative to the US$; exchange control regulations; and costs incurred in connection with conversions between various currencies (fees may also be incurred when converting foreign investments to US$). As a result, the relative strength of the US$ may be an important factor in the performance of the Fund. For the six months ended February 29, 2012, the Fund did not enter into forward contracts.

Note 10 – Recently Issued Accounting Pronouncements

In May 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-04 Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. ASU No. 2011-04 amends FASB ASC Topic 820, Fair Value Measurements and Disclosures, to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with U.S. GAAP and International Financial Reporting Standards. ASU No. 2011-04 is effective for fiscal years beginning after December 15, 2011 and for interim periods within those fiscal years. Management is currently evaluating the impact ASU 2011-04 may have on the Fund’s financial statements.

15

GaveKal Platform Company Fund

NOTES TO FINANCIAL STATEMENTS - Continued

February 29, 2012 (Unaudited)

In December 2011, the FASB issued ASU No. 2011-11 Disclosures about Offsetting Assets and Liabilities. The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The ASU is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The guidance requires retrospective application for all comparative periods presented. Management is currently evaluating the impact ASU 2011-11 will have on the financial statement disclosures.

Note 11 – Events Subsequent to the Fiscal Period End

The Fund has adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. Management has evaluated the Fund’s related events and transactions that occurred through the date of issuance of the Fund’s financial statements. There were no events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Fund’s financial statements.

16

GaveKal Platform Company Fund

EXPENSE EXAMPLE

For the Six Months Ended February 29, 2012 (Unaudited)

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees (Advisor Class only); and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from 9/1/11 to 2/29/12.

Actual Expenses

The information in the row titled “Actual Performance” of the table below provides actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate row for your share class, under the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the row titled “Hypothetical (5% annual return before expenses)” of the table below provides hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (load) or contingent deferred sales charges. Therefore, the information under the headings “Hypothetical (5% annual return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

		Beginning Account Value	Ending Account Value	Expenses Paid During Period*
		9/1/11	2/29/12	9/1/11 – 2/29/12
Advisor Class	Actual Performance	$1,000.00	$1,117.50	$7.90
	Hypothetical (5% annual return before expenses)	1,000.00	1,017.57	7.52
Institutional Class	Actual Performance	1,000.00	1,119.90	6.59
	Hypothetical (5% annual return before expenses)	1,000.00	1,018.77	6.28

* Expenses are equal to the Fund’s annualized expense ratio of 1.50% and 1.25% for Advisor Class and Institutional Class, respectively, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the six month period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

17

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GaveKal Platform Company Fund

a series of the Investment Managers Series Trust

Investment Advisor

GaveKal Capital, LLC

1099 18th Street, Suite 2780

Denver, Colorado 80202

Independent Registered Public Accounting Firm

Tait, Weller & Baker LLP

1818 Market Street, Suite 2400

Philadelphia, Pennsylvania 19103

Custodian

UMB Bank, n.a.

928 Grand Boulevard, 5th Floor

Kansas City, Missouri 64106

Fund Co-Administrator

Mutual Fund Administration Corporation

2220 E. Route 66, Suite 226

Glendora, California 91740

Fund Co-Administrator, Transfer Agent and Fund Accountant

UMB Fund Services, Inc.

803 West Michigan Street

Milwaukee, Wisconsin 53233-2301

Distributor

Grand Distribution Services, LLC

803 West Michigan Street

Milwaukee, Wisconsin 53233-2301

FUND INFORMATION

	TICKER	CUSIP
GaveKal Platform Company Fund Advisor Class	GAVAX	461 418 667
GaveKal Platform Company Fund Institutional Class	GAVIX	461 418 659

Privacy Principles of the GaveKal Platform Company Fund for Shareholders

The Fund is committed to maintaining the privacy of its shareholders and to safeguarding its non-public personal information. The following information is provided to help you understand what personal information the Fund collects, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Fund does not receive any non-public personal information relating to its shareholders, although certain non-public personal information of its shareholders may become available to the Fund. The Fund does not disclose any non-public personal information about its shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

This report is sent to shareholders of the GaveKal Platform Company Fund for their information. It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in this report.

Proxy Voting Policies and Procedures

A description of the Fund’s proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Fund at (888) 998-9890 or on the U.S. Securities and Exchange Commission’s (“SEC”) website at http:// www.sec.gov.

Proxy Voting Record

Information regarding how the Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling (888) 998-9890 or by accessing the Fund’s Form N-PX on the SEC’s website at http:// www.sec.gov.

Form N-Q Disclosure

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC website at http://www.sec.gov or by calling the Fund at (888) 998-9890. The Fund’s Form N-Q may also be viewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

GaveKal Platform Company Fund
c/o UMB Fund Services, Inc.

803 West Michigan Street

Milwaukee, WI 53233

Toll Free: 1-888-998-9890

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to the Registrant’s Form N-CSR filed February 5, 2009.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Investment Managers Series Trust

By (Signature and Title)      /s/ John P. Zader

John P. Zader, President

Date 5/8/12

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)      /s/ John P. Zader

John P. Zader, President

Date                      5/8/12

By (Signature and Title)      /s/ Rita Dam

Rita Dam, Treasurer

Date                      5/8/12